Nationwide Life Insurance Company
• Nationwide VLI Separate Account – 2
• Nationwide VLI Separate Account – 3
• Nationwide VLI Separate Account – 4
• Nationwide Variable Account – 2
• Nationwide Variable Account – 9

Nationwide Life and Annuity Insurance Company • Nationwide Variable Account – B

Prospectus supplement dated September 14, 2011 to
Prospectuses dated
May 1, 2011 (BOA FPVUL, BOA V, BOA Next Generation FPVUL/BOA ChoiceLife FPVUL, BOA IV, BOA Vision, NEA Valuebuilder Future),
May 1, 2009 (BOA Last Survivorship II),
May 1, 2008 (BOA MSPVL, BOA MSPVL Future, NEBA),
May 1, 2004 (BOA Exclusive), and
May 1, 2002 (BOA Last Survivor FPVUL, BOA SPVL, Multi-Flex FPVUL)

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

On June 30, 2011, the Board of Trustees of the Credit Suisse Trust voted to liquidate the Credit Suisse Trust – International Equity Flex III Portfolio and the Credit Suisse Trust – U.S. Equity Flex I Portfolio effective on or about October 21, 2011.  In connection with these plans of liquidation, effective on or about October 21, 2011, these sub-accounts of your contract/policy will no longer be available to receive transfers or new purchase payments/premium.

In anticipation of the liquidation, contract/policy owners may transfer contract/policy value from these sub-accounts in accordance with the terms of the contract/policy.

If the liquidation is approved by the shareholders, any contract/policy value allocated to these sub-accounts as of the close of business on or about October 21, 2011 will be redeemed and the proceeds will be allocated to the Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I.  Any systematic programs (such as dollar cost averaging) currently directed to these sub-accounts on or after October 21, 2011 will be allocated to the Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I unless and until Nationwide receives other instructions from the contract/policy owner.

After the liquidation, the contract/policy owner may transfer contract/policy value between and among available sub-accounts in accordance with the terms of the contract/policy.

Nationwide Life Insurance Company
• Nationwide Variable Account-II
• Nationwide Variable Account-7
• Nationwide Variable Account-8
• Nationwide Variable Account-9
• Nationwide Variable Account-10
• Nationwide Variable Account-14
• Nationwide VLI Separate Account-2
• Nationwide VLI Separate Account-4
• Nationwide VLI Separate Account-7
• Nationwide Provident VL Separate Account 1

Nationwide Life and Annuity Insurance Company
• Nationwide VA Separate Account-B
• Nationwide Provident VA Separate Account A
• Nationwide VL Separate Account-G
• Nationwide Provident VL Separate Account A

Prospectus supplement dated September 12, 2011 to
NLIC Special Product, Survivor Options Plus (NLIC), and Survivor Options VL (NLAIC) prospectus dated May 1, 2000;
Options Variable Life (NLAIC), BOA InvestCare, BOA Last Survivor FPVUL, and BOA SPVL prospectus dated May 1, 2002;
ElitePRO Classic and Elite Pro LTD prospectus dated May 1, 2003;
America's Vision Plus Annuity, America's Vision Plus Annuity NY, and BOA Exclusive prospectus dated May 1, 2004;
Market Street VIP/2 Annuity (NLAIC), Survivor Options Elite (NLIC), Survivor Options Premier (NLIC, NLAIC),
Options Premier (NLAIC), BOA TruAccord Annuity, NEBA, BOA MSPVL, BOA ChoiceLife Protection FPVUL,
BOA Protection FPVUL, and Nationwide Options Select (NY) prospectus dated May 1, 2008;
Marathon VUL, BOA ChoiceLife Survivorship, BOA ChoiceLife Protection Survivorship Life, BOA ChoiceLife Survivorship II, BOA Last Survivorship II, BOA Next Generation Survivorship Life, and BOA Protection Survivorship Life prospectus dated
May 1, 2009;
Schwab Custom Solutions prospectus dated May 1, 2010;
Options (NLIC), Options Plus (NLIC), Options Premier (NLIC), BOA All American Annuity, Sun Trust All American Annuity, America's Future Horizon Annuity, America's Income Annuity, BOA Choice, BOA Choice Venue, BOA Exclusive II, BOA Future, BOA V, Key Choice, Key Future, NEA Valuebuilder Future, NEA Valuebuilder Select, Paine Webber Choice,
America's Horizon Annuity, BOA Achiever, BOA Choice Venue II, BOA Elite Venue, BOA Future II, BOA Future Venue, BOA IV, BOA Vision, Compass All American Gold, Key All American Gold, M&T All American Gold, Destination All American Gold, Destination B, Destination C, Destination EV, Destination L, Nationwide Heritage Annuity, Schwab Income Choice,
Wells Fargo Gold, Marathon Performance, YourLife Accumulation VUL (NLAIC), YourLife Protection VUL (NLAIC),
YourLife Survivorship VUL (NLAIC), BOA FPVUL, BOA ChoiceLife FPVUL, BOA The Next Generation FPVUL,
YourLife Accumulation VUL (NY), and YourLife Survivorship VUL (NY) prospectus dated May 1, 2011;
Destination Navigator and Destination Navigator NY prospectus dated June 23, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
Effective on or about September 30, 2011, Baring International Investment Limited will no longer be the subadviser for the Nationwide Variable Insurance Trust – NVIT Emerging Markets Fund.  The new subadviser to that fund will be The Boston Company Asset management, LLC.

2.
Effective on or about September 30, 2011, OppenheimerFunds, Inc. will no longer be the subadviser for the Nationwide Variable Insurance Trust – Oppenheimer NVIT Large Cap Growth Fund.  The new subadviser for that fund will be The Boston Company Asset management, LLC.  Additionally, the fund's name will change to Nationwide Variable Insurance Trust –NVIT Large Cap Growth Fund.